RECENT ACCOUNTING PRONOUNCEMENTS RECENT ACCOUNTING PRONOUNCEMENTS (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Asset to Long Term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 31.4	$ 8.9
Other Asset to Short Term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 1.5	$ 0.0